Equity - Reserves - Schedule of Equity - Reserves (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Equity - Reserves [Abstract]
Foreign currency reserve	$ (1,947,310)	$ (2,162,530)
Re-measurements reserve	(78,573)	(72,826)
Total	$ (2,025,883)	$ (2,235,356)